Derivative Liability (Tables)	9 Months Ended
Feb. 29, 2016
Derivative Liability Tables
Summary of convertible debentures outstanding

The following inputs and assumptions were used to value the convertible debentures outstanding during the period ended February 29, 2016:

	Expected Volatility	Risk-free Interest Rate	Expected Dividend Yield	Expected Life (in years)

December 3, 2015 convertible debenture:
As at December 3, 2015 (date note was issued)	416%	0.57%	0%	0.75
As at February 29, 2016 (mark to market)	271%	0.49%	0%	0.51

January 14, 2016 convertible debenture:
As at January 14, 2016 (date note was issued)	340%	0.55%	0%	0.75
As at February 29, 2016 (mark to market)	288%	0.49%	0%	0.62

Summary of derivative liability

A summary of the activity of the derivative liability is shown below:

$

Balance, May 31, 2015	–
Derivative loss due to new issuances	2,245,183
Mark to market adjustment at February 29, 2016	(373,033)
Balance, February 29, 2016	1,872,150